Business Combinations (Details) - Schedule of Stock Option Activity	8 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Stock Option Activity [Abstract]
Options | shares	1,263,000
Weighted average exercise price | $ / shares	$ 10
Weighted average remaining contractual life (in years)	1 year 2 months 23 days